Investment Portfolioas of April 30, 2024 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 47.2%
Communication Services 3.7%
AT&T, Inc.:
2.25%, 2/1/2032	163,000	128,738
3.65%, 6/1/2051	216,000	148,736
5.4%, 2/15/2034	1,700,000	1,660,975
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	2,000,000	1,874,345
Charter Communications Operating LLC, 3.5%, 3/1/2042	188,000	118,918
Comcast Corp., 5.5%, 5/15/2064	250,000	232,892
Discovery Communications LLC, 4.0%, 9/15/2055	134,000	84,043
Meituan, 144A, 2.125%, 10/28/2025	321,000	303,696
Meta Platforms, Inc.:
3.85%, 8/15/2032	635,000	576,531
4.45%, 8/15/2052	181,000	150,689
Netflix, Inc., 144A, 4.875%, 6/15/2030	830,000	806,105
Paramount Global:
4.6%, 1/15/2045	265,000	177,561
4.95%, 1/15/2031	1,000,000	881,193
T-Mobile U.S.A., Inc.:
2.625%, 2/15/2029	510,000	448,166
3.0%, 2/15/2041	160,000	111,866
5.15%, 4/15/2034	500,000	481,418
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	78,175
2.85%, 9/3/2041	150,000	102,277
3.7%, 3/22/2061	132,000	90,049
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	1,250,000	1,076,733
5.05%, 3/15/2042	246,000	196,926
5.141%, 3/15/2052	240,000	183,819
		9,913,851
Consumer Discretionary 2.8%
Amazon.com, Inc., 2.5%, 6/3/2050	368,000	217,947
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	960,000	891,328
4.125%, 8/17/2027	1,021,000	958,961
5.8%, 3/8/2029	1,250,000	1,228,388
6.798%, 11/7/2028	290,000	296,495
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	204,000	163,958
5.4%, 4/6/2026	490,000	486,930
5.55%, 7/15/2029	1,475,000	1,451,661
5.95%, 4/4/2034	420,000	410,808
Home Depot, Inc., 4.95%, 9/15/2052	300,000	271,320
Lowe's Companies, Inc., 2.8%, 9/15/2041	198,000	133,594
McDonald's Corp., 5.45%, 8/14/2053	420,000	400,266
Mercedes-Benz Finance North America LLC, 144A, 5.0%, 1/11/2034	740,000	706,891
		7,618,547

Consumer Staples 3.1%
Alimentation Couche-Tard, Inc.:
144A, 5.267%, 2/12/2034	440,000	424,512
144A, 5.617%, 2/12/2054	160,000	153,000
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	178,000	160,180
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	223,000	192,455
4.439%, 10/6/2048	750,000	628,190
Campbell Soup Co., 5.4%, 3/21/2034	524,000	511,191
Estee Lauder Companies, Inc., 5.0%, 2/14/2034	690,000	662,367
JBS USA Holding Lux SARL, 144A, 6.75%, 3/15/2034	315,000	321,372
Mars, Inc.:
144A, 4.55%, 4/20/2028	520,000	506,114
144A, 4.75%, 4/20/2033	830,000	793,381
Pepsico Singapore Financing I Pte. Ltd., 4.7%, 2/16/2034	850,000	809,423
Philip Morris International, Inc.:
5.125%, 2/15/2030	642,000	631,094
5.625%, 11/17/2029	252,000	254,129
5.75%, 11/17/2032	186,000	187,262
The J M Smucker Co.:
5.9%, 11/15/2028	430,000	438,193
6.5%, 11/15/2043	380,000	395,879
6.5%, 11/15/2053	220,000	231,234
Viterra Finance BV, 144A, 5.25%, 4/21/2032	750,000	716,808
Walmart, Inc., 4.5%, 4/15/2053	420,000	365,492
		8,382,276
Energy 3.5%
BP Capital Markets PLC, 4.375%, Perpetual	191,000	186,724
Cheniere Energy Partners LP, 5.95%, 6/30/2033	450,000	448,776
Cheniere Energy, Inc., 144A, 5.65%, 4/15/2034	320,000	313,176
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	650,000	625,110
ConocoPhillips Co., 5.55%, 3/15/2054	310,000	299,516
Ecopetrol SA, 8.375%, 1/19/2036	750,000	729,110
Energy Transfer LP:
5.0%, 5/15/2050	848,000	702,911
5.95%, 5/15/2054	100,000	94,247
144A, 7.375%, 2/1/2031	415,000	427,953
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	890,000	901,172
EQT Corp., 5.75%, 2/1/2034	690,000	670,019
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,500,000	1,714,995
Targa Resources Corp., 6.5%, 2/15/2053	360,000	368,462
Targa Resources Partners LP, 5.0%, 1/15/2028	800,000	773,680
TransCanada PipeLines Ltd., 2.5%, 10/12/2031	325,000	263,138
Western Midstream Operating LP, 5.45%, 4/1/2044	400,000	350,949
Williams Companies, Inc., 4.65%, 8/15/2032	576,000	538,365
		9,408,303
Financials 13.8%
Aircastle Ltd., 144A, 6.5%, 7/18/2028	680,000	684,853
American Express Co., 5.282%, 7/27/2029	855,000	848,628
Ares Capital Corp., 5.875%, 3/1/2029	1,000,000	980,372
Banco Santander SA:
5.538%, 3/14/2030	800,000	784,094
9.625%, Perpetual	400,000	427,036

Bank of America Corp.:
2.972%, 7/21/2052	154,000	96,810
3.824%, 1/20/2028	210,000	200,442
5.468%, 1/23/2035	410,000	398,712
Bank of New York Mellon Corp., Series I, 3.75%, Perpetual	729,000	655,084
Barclays PLC, 5.69%, 3/12/2030	450,000	444,040
BlackRock Funding, Inc., 5.0%, 3/14/2034	350,000	339,862
Capital One Financial Corp.:
6.051%, 2/1/2035	220,000	216,387
7.149%, 10/29/2027	730,000	751,231
Charles Schwab Corp., 5.853%, 5/19/2034	735,000	731,852
Citigroup, Inc.:
3.057%, 1/25/2033	283,000	234,052
Series Y, 4.15%, Perpetual (b)	1,100,000	1,009,788
Corebridge Financial, Inc., 5.75%, 1/15/2034	500,000	491,173
HSBC Holdings PLC:
5.546%, 3/4/2030	1,100,000	1,084,929
7.399%, 11/13/2034	1,750,000	1,860,978
Jefferies Financial Group, Inc., 6.2%, 4/14/2034	270,000	266,916
JPMorgan Chase & Co.:
2.739%, 10/15/2030	270,000	234,123
3.328%, 4/22/2052	137,000	93,236
5.766%, 4/22/2035	540,000	540,361
6.254%, 10/23/2034	300,000	310,673
SOFR + 1.18%, 6.531% (c), 2/24/2028	322,000	325,175
6.875%, Perpetual	900,000	922,241
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	950,000	895,323
Lloyds Banking Group PLC, 5.462%, 1/5/2028	400,000	396,502
Macquarie Airfinance Holdings Ltd.:
144A, 6.4%, 3/26/2029	1,000,000	997,108
144A, 6.5%, 3/26/2031	1,000,000	1,000,747
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	227,342
MetLife, Inc., 5.375%, 7/15/2033	555,000	550,884
Mitsubishi UFJ Financial Group, Inc., 5.426%, 4/17/2035	630,000	614,669
Morgan Stanley:
5.466%, 1/18/2035	530,000	515,625
5.831%, 4/19/2035	770,000	769,690
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	250,000	203,680
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030	1,535,000	1,453,025
PNC Financial Services Group, Inc.:
5.676%, 1/22/2035	420,000	411,484
Series W, 6.25%, Perpetual	1,009,000	948,563
Royal Bank of Canada:
4.95%, 4/25/2025	940,000	934,190
5.15%, 2/1/2034	650,000	627,775
Societe Generale SA:
144A, 5.519%, 1/19/2028	1,250,000	1,231,049
144A, 7.132%, 1/19/2055	250,000	238,696
144A, 8.5%, Perpetual	1,000,000	951,470
Standard Chartered PLC, 144A, 7.875%, Perpetual	500,000	486,501
State Street Corp., Series I, 6.7%, Perpetual	1,000,000	1,000,841
Sumitomo Mitsui Financial Group, Inc., 6.6%, Perpetual	350,000	336,576
Synchrony Bank, 5.4%, 8/22/2025	260,000	256,705
The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026 (b)	273,000	262,220
Series T, 3.8%, Perpetual	700,000	656,294
Series W, 7.5%, Perpetual	600,000	620,924
Toronto-Dominion Bank, 5.156%, 1/10/2028	1,768,000	1,753,474

Truist Financial Corp., 5.711%, 1/24/2035	300,000	291,146
U.S. Bancorp, 5.678%, 1/23/2035	590,000	576,377
UBS AG, 5.65%, 9/11/2028	400,000	401,837
UBS Group AG:
144A, 4.375%, Perpetual	301,000	240,394
144A, 7.75%, Perpetual	1,500,000	1,511,874
144A, 9.25%, Perpetual	410,000	437,564
Wells Fargo & Co.:
2.393%, 6/2/2028	344,000	312,748
3.068%, 4/30/2041	132,000	94,019
		37,140,364
Health Care 3.5%
AbbVie, Inc., 5.05%, 3/15/2034	650,000	633,866
Amgen, Inc.:
2.8%, 8/15/2041	79,000	54,101
3.0%, 1/15/2052	171,000	108,326
5.25%, 3/2/2033	360,000	352,143
5.65%, 3/2/2053	318,000	305,179
Bristol-Myers Squibb Co.:
5.2%, 2/22/2034	380,000	372,131
6.25%, 11/15/2053	390,000	413,188
CVS Health Corp., 5.05%, 3/25/2048	132,000	112,595
Eli Lilly & Co., 5.0%, 2/9/2054	320,000	297,584
Gilead Sciences, Inc., 4.6%, 9/1/2035	150,000	138,254
HCA, Inc.:
4.125%, 6/15/2029	308,000	286,187
5.25%, 6/15/2049	108,000	93,456
5.5%, 6/15/2047	130,000	116,867
5.6%, 4/1/2034	435,000	424,454
Humana, Inc., 5.95%, 3/15/2034	427,000	427,539
ICON Investments Six DAC, 6.0%, 5/8/2034 (d)	340,000	339,646
Medtronic Global Holdings SCA, 4.5%, 3/30/2033	500,000	470,994
Merck & Co., Inc., 5.0%, 5/17/2053	230,000	211,149
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	780,000	743,019
Quest Diagnostics, Inc., 6.4%, 11/30/2033	410,000	429,394
Solventum Corp., 144A, 5.6%, 3/23/2034	700,000	675,124
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	1,625,000	1,554,074
UnitedHealth Group, Inc.:
4.5%, 4/15/2033	275,000	257,768
5.375%, 4/15/2054	445,000	422,700
		9,239,738
Industrials 5.0%
AGCO Corp., 5.8%, 3/21/2034	870,000	851,248
BAE Systems PLC, 144A, 5.5%, 3/26/2054	430,000	410,589
Boeing Co.:
5.805%, 5/1/2050	480,000	424,763
144A, 6.259%, 5/1/2027 (d)	640,000	642,026
144A, 6.858%, 5/1/2054	730,000	731,978
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	410,000	383,685
Carrier Global Corp.:
5.9%, 3/15/2034	820,000	837,780
6.2%, 3/15/2054	90,000	93,826
Delta Air Lines, Inc., 144A, 7.0%, 5/1/2025	1,380,000	1,390,275
Howmet Aerospace, Inc., 5.95%, 2/1/2037	735,000	734,740
L3harris Technologies, Inc., 5.25%, 6/1/2031	1,150,000	1,120,725

Lockheed Martin Corp.:
4.8%, 8/15/2034	450,000	430,234
5.2%, 2/15/2064	365,000	338,868
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,950,000	1,953,293
Norfolk Southern Corp., 5.95%, 3/15/2064	500,000	500,954
Otis Worldwide Corp., 5.25%, 8/16/2028	530,000	528,290
Republic Services, Inc., 5.0%, 12/15/2033	680,000	654,851
RTX Corp.:
6.0%, 3/15/2031	360,000	369,075
6.1%, 3/15/2034	605,000	625,394
Union Pacific Corp.:
2.95%, 3/10/2052	172,000	108,353
4.95%, 5/15/2053	360,000	327,301
		13,458,248
Information Technology 2.1%
Apple, Inc.:
2.375%, 2/8/2041	672,000	451,431
2.7%, 8/5/2051	502,000	309,340
Broadcom, Inc., 144A, 3.137%, 11/15/2035	378,000	293,346
Cisco Systems, Inc., 4.95%, 2/26/2031	1,360,000	1,337,635
Dell International LLC, 4.9%, 10/1/2026	599,000	589,965
Global Payments, Inc., 5.95%, 8/15/2052	225,000	215,038
Micron Technology, Inc., 5.3%, 1/15/2031	160,000	156,999
Microsoft Corp.:
2.525%, 6/1/2050	120,000	73,437
2.921%, 3/17/2052	465,000	306,486
NXP BV, 2.5%, 5/11/2031	270,000	220,413
Oracle Corp., 3.65%, 3/25/2041	236,000	175,860
Salesforce, Inc., 2.9%, 7/15/2051	660,000	414,429
Texas Instruments, Inc., 5.15%, 2/8/2054	515,000	482,726
VMware LLC, 2.2%, 8/15/2031	755,000	596,873
		5,623,978
Materials 2.1%
Air Products & Chemicals, Inc., 4.85%, 2/8/2034	1,250,000	1,193,547
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	750,000	727,076
Dow Chemical Co.:
5.15%, 2/15/2034	530,000	509,695
5.6%, 2/15/2054	515,000	487,247
Newmont Corp.:
144A, 3.25%, 5/13/2030	615,000	544,261
144A, 5.35%, 3/15/2034	400,000	390,176
Olin Corp., 5.0%, 2/1/2030	1,750,000	1,633,293
		5,485,295
Real Estate 0.1%
Prologis LP, (REIT), 5.25%, 3/15/2054	310,000	282,970
Utilities 7.5%
Commonwealth Edison Co., 4.9%, 2/1/2033	883,000	847,763
Consolidated Edison Co. of New York, Inc., 5.5%, 3/15/2034	460,000	458,542
Constellation Energy Generation LLC, 5.75%, 3/15/2054	560,000	526,927
DTE Energy Co., 5.85%, 6/1/2034 (d)	840,000	835,253
Duke Energy Corp.:
2.55%, 6/15/2031	498,000	409,595
3.25%, 1/15/2082	594,000	518,904

Duke Energy Indiana LLC, 2.75%, 4/1/2050		288,000	169,580
Duke Energy Ohio, Inc., 5.55%, 3/15/2054		330,000	311,519
Engie SA, 144A, 5.875%, 4/10/2054		1,000,000	950,103
Entergy Louisiana LLC, 5.7%, 3/15/2054		470,000	453,412
Eversource Energy:
5.5%, 1/1/2034		710,000	683,421
5.95%, 7/15/2034		1,100,000	1,092,026
Exelon Corp., 5.45%, 3/15/2034		290,000	281,866
Jersey Central Power & Light Co., 144A, 2.75%, 3/1/2032		515,000	418,283
Nevada Power Co., 6.0%, 3/15/2054		410,000	408,928
NextEra Energy Capital Holdings, Inc., 5.55%, 3/15/2054		560,000	523,127
NextEra Energy Operating Partners LP, 144A, 3.875%, 10/15/2026		750,000	701,629
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,038,000	925,921
Ohio Edison Co., 144A, 5.5%, 1/15/2033		435,000	422,092
Pacific Gas and Electric Co., 6.7%, 4/1/2053		300,000	308,268
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	2,526,000	2,641,564
RWE Finance U.S. LLC:
144A, 5.875%, 4/16/2034		1,250,000	1,226,252
144A, 6.25%, 4/16/2054		500,000	487,359
Sempra:
4.125%, 4/1/2052		1,000,000	904,268
5.5%, 8/1/2033		435,000	422,534
Sierra Pacific Power Co., 144A, 5.9%, 3/15/2054		240,000	235,168
Southern Co.:
Series 21-A, 3.75%, 9/15/2051		458,000	419,763
5.2%, 6/15/2033		600,000	578,030
Vistra Operations Co. LLC, 144A, 6.95%, 10/15/2033		550,000	573,106
Xcel Energy, Inc.:
4.6%, 6/1/2032		860,000	789,089
5.5%, 3/15/2034		710,000	684,689
			20,208,981
Total Corporate Bonds (Cost $131,338,631)			126,762,551

Mortgage-Backed Securities Pass-Throughs 18.9%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		2,361,637	2,115,243
4.5%, 12/1/2040		24,544	23,426
5.5%, 6/1/2039		68,923	69,067
Federal National Mortgage Association:
3.0%, with various maturities from 1/1/2052 until 5/1/2052		10,549,593	8,811,150
3.5%, with various maturities from 1/1/2046 until 12/1/2046		1,419,949	1,259,439
4.5%, with various maturities from 11/1/2043 until 5/1/2054 (d)		10,164,343	9,371,509
5.0%, 5/1/2054 (d)		4,500,000	4,266,104
5.5%, with various maturities from 2/1/2031 until 4/1/2041		657,604	658,652
Government National Mortgage Association:
2.5%, 5/1/2054 (d)		8,100,000	6,641,044
4.5%, with various maturities from 7/15/2040 until 5/1/2054 (d)		7,133,309	6,646,390
5.0%, 5/1/2054 (d)		9,100,000	8,709,910
5.5%, 5/1/2054 (d)		2,100,000	2,059,033
Total Mortgage-Backed Securities Pass-Throughs (Cost $52,792,195)			50,630,967

Asset-Backed 7.9%
Automobile Receivables 1.0%
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30-day average SOFR + 1.3%, 6.63% (c), 12/26/2031		241,412	242,167
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		750,000	748,030

Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027	1,640,000	1,633,140
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028	62,189	61,785
		2,685,122
Credit Card Receivables 0.2%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	500,000	497,151
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030	2,604	2,574
Miscellaneous 6.7%
AMSR Trust, “C”, Series 2021-SFR2, 144A, 1.877%, 8/17/2038	3,350,000	3,027,549
Apidos CLO XLVII Ltd., “C”, Series 2024-47A, 144A, 90-day average SOFR + 2.35%, 7.654% (c), 4/26/2037	625,000	625,742
Apidos CLO XXIV Ltd., “C”, Series 2018-18A, 144A, 90-day average SOFR + 2.462%, 7.786% (c), 10/22/2030	1,250,000	1,253,165
CF Hippolyta Issuer LLC, “B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	1,434,126	1,318,484
CIFC Funding Ltd., “D”, Series 2023-1A, 144A, 90-day average SOFR + 4.25%, 9.579% (c), 10/15/2037	1,500,000	1,507,086
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051	3,665,625	2,979,750
Dryden 64 CLO Ltd., “C”, Series 2018-64A, 144A, 90-day average SOFR + 2.012%, 7.339% (c), 4/18/2031	2,200,000	2,179,901
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	499,475
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	977,787	970,090
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.479% (c), 7/17/2034	1,000,000	995,292
Mosaic Solar Loan Trust:
“B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	260,268	254,379
“C”, Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	496,131
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	1,575,386
NRZ Excess Spread-Collateralized Notes, “A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	438,286	401,071
		18,083,501
Total Asset-Backed (Cost $22,387,115)		21,268,348

Commercial Mortgage-Backed Securities 6.5%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.203% (c), 5/15/2035	2,000,000	1,725,000
“C”, Series 2018-20TS, 144A, 3.203% (c), 5/15/2035	1,500,000	1,293,433
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 30-day average SOFR + 1.647%, 6.968% (c), 9/15/2034	667,000	666,583
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	395,684
BX Trust, “D”, Series 2019-OC11, 144A, 4.075%, 12/9/2041	1,500,000	1,295,184
BXP Trust, “B”, Series 2021-601L, 144A, 2.868% (c), 1/15/2044	1,000,000	731,029
Citigroup Commercial Mortgage Trust, “F”, Series 2021-PRM2, 144A, 30-day average SOFR + 3.864%, 9.185% (c), 10/15/2038	1,000,000	978,351
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.533% (c), 11/15/2037	982,991	981,885
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	500,000	456,574
GS Mortgage Securities Corp. II, “F”, Series 2005, 144A, 5.515%, 5/3/2032	1,000,000	949,494
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,250,000	943,039
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	878,161
“A”, Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.578% (c), 6/15/2035	1,938,171	1,812,214
Morgan Stanley Capital I Trust, “A”, Series 2019-MEAD, 144A, 3.17%, 11/10/2036	1,000,000	952,913

MRCD Mortgage Trust:
“A”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	450,000	393,798
“B”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	125,949
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	648,144
SDR Commercial Mortgage Trust, “B”, Series 2024-DSNY, 144A, 30-day average SOFR + 1.741%, 7.041% (c), 5/15/2039 (d)	500,000	500,150
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	798,700
Switch ABS Issuer LLC, “A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	1,000,000	973,062
Total Commercial Mortgage-Backed Securities (Cost $18,086,551)		17,499,347

Collateralized Mortgage Obligations 8.9%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037	99,743	52,878
Arroyo Mortgage Trust, “A1”, Series 2021-1R, 144A, 1.175%, 10/25/2048	2,010,128	1,712,192
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 5.628% (c), 2/25/2034	38,512	37,167
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 6.287% (c), 12/25/2035	47,845	46,960
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75%, 8/25/2034	114,376	104,999
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	191,299	45,118
Farm Mortgage Trust, “A”, Series 2021-1, 144A, 2.18%, 1/25/2051	1,474,358	1,127,096
Federal Home Loan Mortgage Corp.:
“P”, Series 4916, 3.0%, 9/25/2049	7,064,621	6,094,420
“6”, Series 233, Interest Only, 4.5%, 8/15/2035	66,494	8,825
Federal National Mortgage Association Connecticut Avenue Securities, “2B1”, Series 2024-R03, 144A, 30-day average SOFR + 2.8%, 8.13% (c), 3/25/2044	750,000	750,466
Flagstar Mortgage Trust:
“A1”, Series 2021-9INV, 144A, 2.5%, 9/25/2041	1,785,204	1,530,543
“A5”, Series 2021-5INV, 144A, 2.5%, 7/25/2051	2,758,314	2,363,205
“A2”, Series 2021-6INV, 144A, 3.0%, 8/25/2051	3,468,384	2,786,222
Freddie Mac Structured Agency Credit Risk Debt Notes, “M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.73% (c), 2/25/2042	1,000,000	1,021,859
Government National Mortgage Association:
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	610,288	14,692
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	781,557	161,485
JPMorgan Mortgage Trust:
“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050	762,942	663,920
“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050	235,112	200,972
“2A1”, Series 2006-A2, 5.091% (c), 4/25/2036	215,052	182,396
Mello Mortgage Capital Acceptance, “A3”, Series 2021-INV3, 144A, 2.5%, 10/25/2051	2,418,071	1,859,364
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 6.299% (c), 10/25/2033	69,127	65,498
Morgan Stanley Residential Mortgage Loan Trust, “A1”, Series 2024-INV2, 144A, 6.5%, 1/26/2054	1,846,154	1,840,096
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.48% (c), 7/25/2059	1,184,776	1,218,777
Total Collateralized Mortgage Obligations (Cost $27,456,185)		23,889,150

Government & Agency Obligations 13.6%
Sovereign Bonds 0.4%
Indonesia Government International Bond, 5.65%, 1/11/2053	230,000	225,016
United Mexican States, 3.5%, 2/12/2034	940,000	752,589
		977,605
U.S. Government Sponsored Agencies 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,670,033

U.S. Treasury Obligations 12.6%
U.S. Treasury Bonds:
2.0%, 11/15/2041	9,233,800	6,100,079
3.625%, 2/15/2053	1,982,000	1,619,356
4.25%, 2/15/2054	2,032,800	1,860,965
U.S. Treasury Notes:
2.75%, 5/31/2029	2,171,500	1,978,864
4.25%, 1/31/2026	15,000,000	14,788,477
4.25%, 3/15/2027	1,988,100	1,954,551
4.625%, 2/28/2026	3,500,000	3,472,930
4.625%, 9/30/2028	2,164,500	2,152,240
		33,927,462
Total Government & Agency Obligations (Cost 38,843,734)		36,575,100

Short-Term U.S. Treasury Obligations 7.8%
U.S. Treasury Bills:
4.744% (e), 3/20/2025 (f)	1,200,000	1,146,075
5.237% (e), 6/13/2024	20,000,000	19,874,233
Total Short-Term U.S. Treasury Obligations (Cost $21,023,834)		21,020,308

	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $70,220)	315	14,569

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.23% (h) (i) (Cost $1,265,679)	1,265,679	1,265,679

Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 5.35% (h)	9,516,166	9,516,166
DWS ESG Liquidity Fund "Capital Shares", 5.4% (h)	3,701	3,700
Total Cash Equivalents (Cost $9,519,866)		9,519,866

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $322,784,010)	114.9	308,445,885
Other Assets and Liabilities, Net	(14.9)	(40,085,248)
Net Assets	100.0	268,360,637
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2024 are as follows:
Value ($) at 1/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.23% (h) (i)
2,364,250	—	1,098,571 (j)	—	—	6,736	—	1,265,679	1,265,679
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 5.35% (h)
12,371,984	68,475,575	71,331,393	—	—	93,224	—	9,516,166	9,516,166
DWS ESG Liquidity Fund “Capital Shares”, 5.4% (h)
3,668	33	—	—	(1)	49	—	3,701	3,700
14,739,902	68,475,608	72,429,964	—	(1)	100,009	—	10,785,546	10,785,545

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2024 amounted to $345,916, which is 0.1% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	When-issued or delayed delivery securities included.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At April 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2 Year U.S. Treasury Note	USD	6/28/2024	160	32,741,645	32,425,000	(316,645)
3 Year U.S. Treasury Note	USD	6/28/2024	14	2,923,988	2,877,219	(46,769)
5 Year U.S. Treasury Note	USD	6/28/2024	81	8,628,520	8,484,117	(144,403)
Ultra Long U.S. Treasury Bond	USD	6/18/2024	110	14,049,367	13,151,875	(897,492)
Total unrealized depreciation						(1,405,309)
At April 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/18/2024	3	334,773	322,313	12,460
10 Year U.S. Ultra Bond	USD	6/18/2024	174	19,763,894	19,178,062	585,832
Total unrealized appreciation						598,292

At April 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,654,776	USD	2,890,966	5/2/2024	57,567	State Street Bank and Trust
EUR	2,654,777	USD	2,854,215	8/2/2024	9,144	Australia and New Zealand Banking Group Ltd.
Total unrealized appreciation					66,711

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	2,842,863	EUR	2,654,777	5/2/2024	(9,464)	Australia and New Zealand Banking Group Ltd.
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$126,762,551	$—	$126,762,551
Mortgage-Backed Securities Pass-Throughs	—	50,630,967	—	50,630,967
Asset-Backed (a)	—	21,268,348	—	21,268,348
Commercial Mortgage-Backed Securities	—	17,499,347	—	17,499,347
Collateralized Mortgage Obligations	—	23,889,150	—	23,889,150
Government & Agency Obligations (a)	—	36,575,100	—	36,575,100
Short-Term U.S. Treasury Obligations	—	21,020,308	—	21,020,308
Warrants	—	—	14,569	14,569
Short-Term Investments (a)	10,785,545	—	—	10,785,545
Derivatives (b)
Futures Contracts	598,292	—	—	598,292
Forward Foreign Currency Contracts	—	66,711	—	66,711
Total	$11,383,837	$297,712,482	$14,569	$309,110,888

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,405,309)	$—	$—	$(1,405,309)
Forward Foreign Currency Contracts	—	(9,464)	—	(9,464)
Total	$(1,405,309)	$(9,464)	$—	$(1,414,773)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$—	$(807,017)
Foreign Exchange Contracts	$57,247	$—
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DTRBF-PH1
R-080548-2 (1/25)